Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share Capital	Additional paid in capital	Accumulated deficit	Total Foresight Autonomous Holdings Ltd. Shareholders’ equity	Non-controlling interest	Total
Balance at Dec. 31, 2018		$ 57,521	$ (33,954)	$ 23,567		$ 23,567
Balance (in Shares) at Dec. 31, 2018	131,935,404
Issuance of ordinary shares and warrants		6,521		6,521		6,521
Issuance of ordinary shares and warrants (in Shares)	21,733,333
Derivative warrant liabilities classified in equity		1		1		1
Exercise of options
Exercise of options (in Shares)	850,523
Share-based payment		1,638		1,638		1,638
Share-based payment (in Shares)	130,342
Loss for the year			(15,439)	(15,439)		(15,439)
Balance at Dec. 31, 2019		65,681	(49,393)	16,288		16,288
Balance (in Shares) at Dec. 31, 2019	154,649,602
Issuance of ordinary shares		44,707		44,707		44,707
Issuance of ordinary shares (in Shares)	156,847,640
Exercise of options		263		263		263
Exercise of options (in Shares)	688,063
Share-based payment		1,088		1,088	74	1,162
Share-based payment (in Shares)	575,000
Loss for the year			(15,375)	(15,375)		(15,375)
Balance at Dec. 31, 2020		111,739	(64,768)	46,971	74	47,045
Balance (in Shares) at Dec. 31, 2020	312,760,305
Issuance of ordinary shares		13,508		13,508		13,508
Issuance of ordinary shares (in Shares)	6,891,720
Exercise of options		57		57		57
Exercise of options (in Shares)	1,605,402
Exercise of warrants		595		595		595
Exercise of warrants (in Shares)	1,174,589
Share-based payment		2,310		2,310	154	2,464
Share-based payment (in Shares)	220,000
Loss for the year			(15,036)	(15,036)		(15,036)
Balance at Dec. 31, 2021		$ 128,209	$ (79,804)	$ 48,405	$ 228	$ 48,633
Balance (in Shares) at Dec. 31, 2021	322,652,016